INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	$ 21
Investments at 31 December	34	$ 21
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	21	25
Additions	4	8
Fair value remeasurement	9	(10)
Impairment		(2)
Investments at 31 December	$ 34	$ 21